Goodwill and Other Intangible Assets (Future Amortization Expense) (Details) $ in Millions	Dec. 31, 2017 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2018	$ 19
2019	18
2020	15
2021	13
2022	$ 12